MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Marketable securities	$ 374,589	$ 294,530
Non Us Government Agencies Debt Securities [Member]
Marketable Securities [Line Items]
Marketable securities	$ 1,502	$ 4,039